Investments - Schedule of Amounts Recorded in Other Comprehensive Income (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Other comprehensive income, Gross		$ 2
Other comprehensive income, Net	[1]	(2)	$ 24	$ 17
Quoted Debt Securities
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Other comprehensive income, Gross			26	19
Other comprehensive income, Tax			(3)	(2)
Other comprehensive income, Net			23	17
Certificates of Deposit and Commercial Papers
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Other comprehensive income, Gross			1
Other comprehensive income, Tax			0
Other comprehensive income, Net			1
Certificates of Deposit, Commercial Papers and Quoted Debt Securities
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Other comprehensive income, Gross		(3)
Other comprehensive income, Tax		1
Other comprehensive income, Net		(2)
Equity And Preference Securities
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Other comprehensive income, Gross		49	2	1
Other comprehensive income, Tax		(7)	0	1
Other comprehensive income, Net		$ 42	$ 2	$ 2

[1]	net of taxes